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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):     [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tinicum Lantern II L.L.C.
Address:   800 Third Avenue
           40th Floor
           New York, New York 10022

Form 13F File Number: 28-12764

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Eric M. Ruttenberg
Title:    Managing Member
Phone:    (212) 446-9300

Signature, Place, and Date of Signing:


/s/ Eric M. Ruttenberg
---------------------------   New York, New York     February 4, 2011

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 11

Form 13F Information Table Value Total: $228,179 (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                        FORM 13F INFORMATION TABLE

                                                         VALUE     SHARES/  SH  PUT/ INVEST   OTHER         VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT  PRN CALL DISCR   MANAGERS   SOLE      SHARED     NONE
----------------------------   -------------- --------- --------   -------  --- ---- ------ --------- ---------- --------- --------
BREEZE EASTERN CORP            COM            106764103  17,833   2,511,667  SH       SOLE            2,511,667
CHURCHILL DOWNS INC            COM            171484108   6,458     148,802  SH       SOLE              148,802
CYMER INC                      COM            232572107  95,783   2,125,203  SH       SOLE            2,125,203
LAWSON PRODS INC               COM            520776105     480      19,300  SH       SOLE               19,300
NUTRI SYS INC NEW              COM            67069D108  27,339   1,300,000  SH       SOLE            1,300,000
PACIFIC CAP BANCORP NEW        COM            69404P101     295      10,448  SH       SOLE               10,448
SEAGATE TECHNOLOGY PLC         SHS            G7945M107   1,850     123,100  SH       SOLE              123,100
SIMPSON MANUFACTURING CO INC   COM            829073105   9,533     308,400  SH       SOLE              308,400
TRIMAS CORP                    COM NEW        896215209  10,478     512,100  SH       SOLE              512,100
WESTERN DIGITAL CORP           COM            958102105   4,424     130,500  SH       SOLE              130,500
X-RITE INC                     COM            983857103  53,706  11,751,792  SH       SOLE           11,751,792
